Consolidated Statements of Profit or Loss (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Profit or loss [abstract]
Net impairment (charge)/ reversal on cost of sales	₨ 146,821	$ 1,947	₨ (2,611)	₨ (44,679)